Initial Public Offering (Details) - $ / shares		12 Months Ended
	Jun. 20, 2024	Dec. 31, 2025
Initial Public Offering [Line Items]
Issue price per unit (in Dollars per share)		$ 10
Expire term	5 years
Public Warrants [Member]
Initial Public Offering [Line Items]
Number of warrants in a unit		1
Exercisable days		30 days
Maturity date of acquisition		5 years
Public Warrants [Member] | Initial Business Combination [Member]
Initial Public Offering [Line Items]
Number of warrants in a unit	1
Number of exercisable days	30 days
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Issue price per unit (in Dollars per share)	$ 10
Number of units sold	16,000,000	16,000,000
Initial Public Offering [Member] | Initial Business Combination [Member]
Initial Public Offering [Line Items]
Number of units issued	16,000,000
Issue price per unit (in Dollars per share)	$ 10
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Issue price per unit (in Dollars per share)	$ 10
Number of units sold		1,000,000
Issue price (in Dollars per share)		$ 10
Over-Allotment Option [Member] | Initial Business Combination [Member]
Initial Public Offering [Line Items]
Number of units issued	1,000,000
Class A Ordinary Share [Member]
Initial Public Offering [Line Items]
Issue price per unit (in Dollars per share)	$ 0.0001	$ 11.5
Number of shares in a unit		1
Class A Ordinary Share [Member] | Initial Business Combination [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Class A Ordinary Share [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Number of securities called by each warrant		1
Exercise price (in Dollars per share)		$ 11.5
Class A Ordinary Share [Member] | Public Warrants [Member] | Initial Business Combination [Member]
Initial Public Offering [Line Items]
Number of securities called by each warrant	1
Exercise price (in Dollars per share)	$ 11.5